Provisions and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Provisions and Contingencies

23. Provisions and contingencies

a. Provisions for tax, civil, and labor risks

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor disputes at the administrative and judiciary levels, which, when applicable, are backed by escrow deposits. Provisions for losses are estimated and updated by management based on the opinion of the Company’s legal department and its external legal advisors.

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2020	Additions	Reversals	Payments	Interest	Reclassification to liabilities held for sale (i)	Balance on 12/31/2021
IRPJ and CSLL (a.1.1)	547,862	-	(6,966)	-	11,276	-	552,172
ICMS (c)	108,568	58,839	(83,536)	-	284	-	84,155
Civil, environmental and regulatory claims (a.2.1)	57,772	87,066	(9,702)	(8,116)	724	(18,983)	108,761
Labor litigation (a.3.1)	90,675	42,826	(4,432)	(17,068)	2,620	(19,161)	95,460
Others	93,168	63	(1,457)	-	704	(841)	91,637
Total	898,045	188,794	(106,093)	(25,184)	15,608	(38,985)	932,185
Current	43,660						119,942
Non-current	854,385						812,243

(i) For further information see Note 3.c.1.

Some of the provisions above involve in whole or in part, escrow deposits.

Balances of escrow deposits are as follows:

	12/31/2021	12/31/2020
Tax matters	731,326	789,624
Labor litigation	48,147	57,603
Civil and others	91,788	102,569
Total	871,261	949,796

a.1 Provisions for tax matters

On October 7, 2005 the subsidiaries Cia. Ultragaz and Bahiana filed for and obtained a preliminary injunction to recognize and offset PIS and COFINS credits on LPG purchases, against other taxes levied by the RFB, notably IRPJ and CSLL. The decision was confirmed by a trial court on May 16, 2008. Under the preliminary injunction the subsidiaries made escrow deposits for these liabilities which amounted to R$ 534,830 as of December 31, 2021 (R$ 523,136 as of December 31, 2020). On July 18, 2014 a second instance unfavorable decision was published, and the subsidiaries suspended the escrow deposits, and started to pay income taxes from that date. To revert the court decision the subsidiaries presented a writ of prevention which was dismissed on December 30, 2014 and the subsidiaries appealed this decision on February 3, 2015. Appeals were also presented to the respective higher courts Superior Court of Justice (“STJ”) and Federal Supreme Court (“STF”) whose final trial are pending. At the STJ, the issue was subject to the system of Repetitive Appeals (Repetitive Issue No. 1093) and is awaiting judgment by the Superior Court.

a.2 Provisions for civil, environmental and regulatory claims

a.2.1 The Company and its subsidiaries maintain provisions for lawsuits and administrative proceedings, mainly derived from contracts entered into with customers and former services providers, as well as proceedings related to environmental and regulatory issues in the amount of R$ 108,761 as of December 31, 2021 (R$ 57,772 as of December 31, 2020). The increase seen during the year is due to the reassessment of likelihood of loss to probable due to unfavorable decisions in several lawsuits received by the subsidiary Ipiranga.

a.3 Provisions for labor matters

a.3.1 The Company and its subsidiaries maintain provisions of R$ 95,460 as of December 31, 2021 (R$ 90,675 as of December 31, 2020) for labor litigation filed by former employees and by employees of our service providers mainly contesting the non-payment of labor rights. The increase seen during the year is due to the reassessment of likelihood of loss to probable due to unfavorable decisions in several lawsuits received by the subsidiary Ipiranga.

b. Contingent liabilities

The Company and its subsidiaries are parties in tax, civil, environmental, regulatory, and labor claims whose loss is assessed as possible (proceedings whose chance of loss is more than 25% and less or equal than 50%) by the Company and its subsidiaries’ legal departments, based on the opinion of its external legal advisors and, based on these assessments, these claims were not recognized in the financial statements. The estimated amount of this contingency is R$ 3,310,603 as of December 31, 2021 (R$ 3,236,982 as of December 31, 2020).

b.1 Contingent liabilities for tax matters and social security

The Company and its subsidiaries have contingent liabilities for tax matters and social security in the amount of R$ 2,292,465 as of December 31, 2021 (R$ 2,419,000 as of December 31, 2020), mainly represented by:

b.1.1 The subsidiary IPP and its subsidiaries have assessments invalidating the offset of excise tax (“IPI”) credits in connection with the purchase of raw materials used in the manufacturing of products which sales are not subject to IPI under the protection of tax immunity. The amount of this contingency is R$ 178,422 as of December 31, 2021 (R$ 176,390 as of December 31, 2020).

b.1.2 The subsidiary IPP and its subsidiaries have legal proceedings related to ICMS. The total amount involved in these proceedings, was R$ 1,303,383 as of December 31, 2021 (R$ 958.134 as of December 31, 2020). Such proceedings arise mostly of the disregard of ICMS credits amounting to R$ 209,611 as of December 31, 2021 (R$ 300,707 as of December 31, 2020), of which R$ 15,532 (R$ 92,687 as of December 31, 2020) refer to proportional reversal requirement of ICMS credits related to the acquisition of hydrated alcohol; of alleged non-payment in the amount of R$ 106,590 as of December 31, 2021 (R$ 98,157 as of December 31, 2020); of conditioned fruition of fiscal incentive in the amount of R$ 174,039 as of December 31, 2021 (R$ 119,894 as of December 31, 2020); of inventory differences in the amount of R$ 295,163 as of December 31, 2021 (R$ 269,581 as of December 31, 2020); and of fiscal equilibrium fund required by States to fruition tax benefits in the amount of R$ 59,128 and a 2% surcharge on products considered non-essential (hydrated ethanol) in the amount of R$ 219,218 as of December 31, 2021.

b.1.3 The Company and its subsidiaries are parties to administrative and judicial suits involving Income Tax, Social Security Contribution, PIS and COFINS, substantially about denials of offset claims and credits disallowance which total amount is R$ 578,097 as of December 31, 2021 (R$ 709,338 as of December 31, 2020), mainly represented by:

b.1.3.1 The subsidiary IPP received a tax assessment related to the IRPJ and CSLL resulting from the alleged undue amortization of the goodwill paid on acquisition of a subsidiary, in the amount of R$ 218,589 as of December 31, 2021 (R$ 212,350 as of December 31, 2020), which includes the amount of the income taxes, interest and penalty.

b.2 Contingent liabilities for civil, environmental and regulatory claims

The Company and its subsidiaries have contingent liabilities for civil, environmental and regulatory claims in the amount of R$ 771,695 as of December 31, 2021 (R$ 561,713 as of December 31, 2020), mainly represented by:

b.2.1 The subsidiary Cia. Ultragaz is party to an administrative proceeding before CADE based on alleged anti-competitive practices in the State of Minas Gerais in 2001. The CADE entered a decision against Cia. Ultragaz and imposed a penalty of R$ 34,162 as of December 31, 2021 (R$ 33,895 as of December 31, 2020). The imposition of such administrative decision was suspended by a court order and its merit is being judicially reviewed.

b.2.2 The subsidiary Cia. Ultragaz has lawsuits totaling the amount of R$ 233,426 (R$ 186,381 on December 31, 2020) filed by resellers seeking the declaration of nullity and termination of distribution contracts, in addition to indemnities for losses and damages.

b.2.3 The subsidiary IPP became party to an administrative proceeding filed by CADE, related to allegations of anti-competitive practices in the Distrito Federal which was established in June 2020, arising from a preliminary investigation started in 2009. IPP has already presented its defense and the proceeding is in the evidentiary stage. In 2020 and 2019, IPP received two fines in the amount of R$ 8,187 and R$ 40,693, for allegedly influencing uniform commercial conduct among fuel resellers around the city of Belo Horizonte, state of Minas Gerais and in Joinville, Santa Catarina. The IPP submitted both decisions to judicial review and in both cases decisions were issued suspending the enforceability of fines due to the judicial guarantees presented. Management supported by their external legal advisors classify the likelihood of loss as remote.

b.2.4 On November 29, 2016 a technical opinion was issued by the Operational Support Center for Execution (Centro de Apoio Operacional à Execução – CAEX), a technical body linked to the São Paulo State Public Prosecutor (“MPE”), presenting a proposal of compensation for the alleged environmental damages caused by the fire on April 2nd, 2015 at the Santos Terminal of the subsidiary Ultracargo Logística. This technical opinion is non-binding, with no condemnatory or sanctioning nature, and will still be evaluated by the authorities and parties. The subsidiary disagrees with the methodology and the assumptions adopted in the proposal and is negotiating an agreement with the MPE and the Brazilian Federal Public Prosecutor (“MPF”), since the beginning of the investigation and currently there is no civil lawsuit filed on the matter. The negotiations relate to in natura repair of the any damages. Thus, on May 15, 2019, the subsidiary Ultracargo Logística signed a Partial Conduct Adjustment Commitment Agreement (“TAC”) in the amount of R$ 67,539 with the MPE and MPF to compensate for diffuse and collective damages of any kind arising from the fish mortality and the damage caused to the ichthyofauna. The negotiation on compensation for other alleged damages are still ongoing and once concluded, the payments related to the project costs may affect the future Company’s financial statements.

The MPF filed a criminal case against the subsidiary Ultracargo Logística, which was summoned and replied to the complaint on June 19, 2018. On September 12, 2019, at a hearing in the federal court of Santos, the MPF and Ultracargo Logística agreed, and the judicial authority approved, the conditional suspension of the criminal proceedings for a period of 2 years, when Ultracargo Logística shall then prove compliance with the execution of the Partial TAC signed, with the obligation of a complementary allocation of R$ 13,000 to TAC and the Fisheries Management Project, to obtain the definitive filing of the process. On February 4, 2021, the subsidiary paid the remaining balance referring to the TAC, without pending and/or additional financial obligation arising from such commitment assumed. In addition, as of December 31, 2021, there are contingent liabilities related to lawsuits in the amount of R$ 2,022 (R$ 4,428 as of December 31, 2020). Between December 31, 2020 and December 31, 2021, there were no extrajudicial claims.

b.3 Contingent liabilities for labor matters

The Company and its subsidiaries have contingent liabilities for labor matters in the amount of R$ 246,443 as of December 31, 2021 (R$ 256,269 as of December 31, 2020).

c. Lubricants operation between IPP and Chevron

In the process of transaction of the lubricants' operation in Brazil between Chevron and subsidiary IPP , it was agreed that each shareholder is responsible for any claims arising out of acts, facts or omissions that occurred prior to the transaction. The liability provisions of the Chevron shareholder in the amount of R$ 19,724 (R$ 101,663 as of December 31, 2020) are reflected in the consolidation of these financial statements. Additionally, in connection with the business combination, a provision in the amount of R$ 198,900 was recognized on December 1, 2017 due contingent liabilities, amounted to R$ 101,267 as of December 31, 2021 (R$ 102,777 as of December 31, 2020. The amounts of provisions of Chevron's liability recognized in the business combination will be reimbursed to subsidiary Iconic in the event of losses and an indemnity asset was hereby constituted in the same amount, without the need to establish a provision for uncollectible amounts.

Part of the provision of the Chevron related to the ICMS tax assessment (R$ 81,060), for the period from July 1996 to December 1997, was definitively extinguished through the payment made by the Chevron in the tax amnesty program, established by the Agreement ICMS/RJ No. 51/2020 (Decree/RJ No. 47,332/2020 and State Law of RJ No. 9,041/2020) on April 16, 2021.

The value of the provision of the Chevron indemnification in the amount of R$ 19,724, refers to: (i) R$ 17,231 ICMS assessments on sales for industrial purposes, in which the STF closed the judgment of the thesis unfavorably to taxpayers; (ii) R$ 2,207 labor claims and (iii) R$ 285 civil, regulatory and environmental claims.